MATERIAL ACCOUNTING POLICIES - NON CURRENT ASSETS WITH DEFINITE USEFUL LIVES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	€ 1,419,699	€ 1,307,388	€ 1,138,173
Property, plant and equipment	1,575,200	1,457,825	€ 1,353,165
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,369,895	1,264,467
Increase (decrease) in intangible assets other than goodwill	€ 448,380	€ 416,368